Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity
Schedule of composition of the ecopetrol business group's reserves

	June 30,	December 31,
	2024	2023
	(Unaudited)
Legal reserve	11,654,095	9,747,885
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	11,993,230	7,665,758
Total	24,156,407	17,922,725

Schedule of balance of movement of the equity reserves

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Appropriation of reserves	14,408,521	11,515,469
Closing balance	24,156,407	17,922,725

Schedule of dividends paid

	June 30,	June 30,
	2024	2023

	(Unaudited)
Ecopetrol S.A.	10,569,682	930,772
Interconexión Eléctrica SA ESP	1,012,895	992,102
Oleoducto Central S.A. - Ocensa	375,949	406,647
Oleoducto de los Llanos Orientales S.A.	106,729	102,774
Invercolsa S.A.	100,429	100,682
Oleoducto de Colombia S.A. - ODC	26,608	27,591
Total	12,192,292	2,560,568

Schedule of composition of the other comprehensive results attributable to the shareholders

	June 30,	December 31,
	2024	2023
	(Unaudited)
Foreign currency translation	19,275,938	15,055,305
Hedges of a net investment in a foreign operation	(5,301,144)	(3,165,320)
Gains and loss on defined benefit obligation	(4,084,451)	(3,942,417)
Cash flow hedging - Future crude oil exports	(549,508)	601,744
Cash flow hedging - Derivative financial instruments	81,358	124,384
Financial instruments measured at fair value	717	952
	9,422,910	8,674,648

Schedule of earnings per share

	June 30,	June 30,
	2024	2023

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	6,642,349	11,931,149
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	161.5	290.2